Bank borrowings - (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Schedule of non-current and current bank borrowings

	2020
		Non-Current	Current
	Limit	Amount	Amount	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortised cost:
Credit facilities	100,000	—	27,237	27,237
Borrowings from receivable factoring facility	73,626	—	74,844	74,844
Other loans	—	5,277	249	5,526
Total		5,277	102,330	107,607

	2019
		Non-Current	Current
	Limit	Amount	Amount	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortised cost:
Credit facilities	100,000	45,449	12,600	58,049
Other loans	150,000	98,939	2,011	100,950
Total		144,388	14,611	158,999

Schedule of credit facilities

	2020	2019
	US$'000	US$'000
Secured loans carried at amortised cost
Principal amount	31,155	62,835
Unamortised issuance costs	(3,918)	(4,786)
Accrued interest	—	—
Total	27,237	58,049

Amount due for settlement within 12 months	27,237	12,600
Amount due for settlement after 12 months	—	45,449
Total	27,237	58,049

Schedule of non-current and current bank borrowings by currency

The breakdown by currency of bank borrowings at December 31, is as follows:

	2020
	Non-Current	Current
	Principal	Principal
	Amount	Amount	Total
	US$'000	US$'000	US$'000
Borrowings in US Dollars	—	27,486	27,486
Borrowings in Euros	5,277	74,844	80,121
Total	5,277	102,330	107,607

2019
	Non-Current	Current
	Principal	Principal
	Amount	Amount	Total
	US$'000	US$'000	US$'000
Borrowings in US Dollars	144,388	14,611	158,999
Borrowings in other currencies	—	—	—
Total	144,388	14,611	158,999

Schedule of non-current bank borrowings by maturity

	2020
	2021	2022	Total
	US$'000	US$'000	US$'000
Credit facilities	27,237	—	27,237
Borrowings from supplier factoring facility	74,844	—	74,844
Other loans	249	5,277	5,526
Total	102,330	5,277	107,607